UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513)-629-8104
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2021

Date of reporting period:  May 31, 2021

Item 1. Reports to Stockholders.

Rockefeller Equity Allocation Fund

Rockefeller Core Taxable Bond Fund

Rockefeller Intermediate Tax Exempt
National Bond Fund

Rockefeller Intermediate Tax Exempt
New York Bond Fund

Semi-Annual Report
May 31, 2021

Investment Adviser

Rockefeller & Co. LLC
45 Rockefeller Plaza, 5th Floor
New York, New York  10111

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLES	7

INVESTMENT HIGHLIGHTS	9

SCHEDULES OF INVESTMENTS	19

STATEMENTS OF ASSETS AND LIABILITIES	38

STATEMENTS OF OPERATIONS	40

STATEMENTS OF CHANGES IN NET ASSETS	42

FINANCIAL HIGHLIGHTS	46

NOTES TO FINANCIAL STATEMENTS	54

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT	65

NOTICE OF PRIVACY POLICY & PRACTICES	66

ADDITIONAL INFORMATION	67

Dear Shareholder:

Over the past six months, global equities, as represented by the MSCI ACWI Index, returned 16.10%. As countries across the world raced to distribute vaccines, investors pivoted with the same haste out of both ‘stay-at-home’ and less cyclical stocks in favor of more economically sensitive Energy and Financials sectors. The results of the Georgia State Senate run-off elections added fuel to the fire as investors welcomed the outcome’s potential for enabling additional stimulus, with control of spending now under one political party. Increasing globalization has clearly created certain challenges that have become more visible as we surpassed the one-year mark of the COVID-19 pandemic. There is now a heightened sense of fragility given the interconnectedness of global supply chains, as recently evidenced by the ability of a mere gust of wind and a large container ship in the Suez Canal to shut down one of the world’s largest trade routes and disrupt multiple global supply chains. Perhaps fiscal and monetary stimulus cannot solve all the world’s problems.

Global Economy

The rapid rollout of vaccinations in the U.S. and parts of Europe has led to some level of normalization, with Asia now feeling the impact of a slower vaccine rollout, and contending with the Delta variant, which is hampering a full reopening of economies. This has led to divergence in terms of economic growth, and performance of equity markets too, as Asian markets lagged European and U.S. markets. The world is also contending with heightened inflationary pressures, driven in part by the significant stimulus efforts to temper the negative impact from the pandemic, but also supply chain issues, and labor shortages. The bond markets have largely brushed this off, with the rise in inflation was dismissed as ‘transitory’ in nature.

Rockefeller Core Taxable Bond Fund:

For the six months ended May 31, 2021, the Institutional Class shares of the Rockefeller Core Taxable Bond Fund had a return of -2.40% (net), underperforming the Bloomberg Barclays Aggregate Bond Index benchmark, which returned -2.16%. The Fund’s modestly longer duration profile detracted from relative returns along with sector overweight to corporates. However, the sector overweight to taxable municipals contributed positively to relative performance.

Rockefeller Intermediate Tax-Exempt National Bond Fund:

For the six months ended May 31, 2021, the Institutional Class shares of the Rockefeller Intermediate Tax-Exempt National Bond Fund had a return of +0.69% (net), while the Bloomberg Barclays Managed Money Short/Intermediate Municipal Index returned -0.07%. A longer maturity profile and duration was a positive contributor along with the Fund’s overweight exposure to lower rated credits.

Rockefeller Intermediate Tax-Exempt New York Bond Fund:

For the six months ended May 31, 2021, the Institutional Class shares of the Rockefeller Intermediate Tax-Exempt New York Bond Fund had a return of +1.35% (net), while the Bloomberg Barclays Managed Money Short/Intermediate Municipal Index returned -0.07%. A longer maturity profile and duration was a positive contributor along with the Fund’s overweight exposure to lower rated credits.

Rockefeller Equity Allocation Fund:

For the six months ended May 31, 2021, the Institutional Class shares of the Rockefeller Equity Allocation Fund returned +16.11% (net) vs. 16.10% for the MSCI ACWI Index. Industrials was the largest contributing sector, while shares of Deutsche Post were the largest contributor: the company has benefitted from strong business to consumer volumes, in addition to higher pricing due to tightness in the availability of cargo space. Real Estate was the largest detracting sector, as Vonovia, a German residential landlord, detracted from relative performance. The shares were negatively impacted by the company announcing a planned acquisition of their largest competitor, Deutsche Wohnen. We continue to hold the shares as we believe there is still a long-term growth opportunity for the company to raise rents through renovation of their underlying properties.

Looking Forward

We believe the rotation out of value stocks and into growth will reverse. We remain positioned in stocks that are positively exposed to rising inflation and higher rates, along with exposure to names we believe stand to profit from new infrastructure initiatives, especially those required to transition to a lower carbon economy. This should benefit a number of our Industrial holdings, where an uptick in infrastructure spending could result in meaningful earnings growth. The positive evidence surrounding the efficacy of the vaccine against serious illness should also benefit several of our holdings as economies reopen, including some of our Asia domiciled companies, and our life insurance holdings.

Federal Reserve Policy and the Bond Market:

As the world slowly emerges from the COVID crisis, the aftershock to the global economy is becoming increasingly evident, as cross currents have become more apparent across geographical regions. Overall, the global economy remains on a path to recovery, but the performance of individual economies is varied. The U.S. economy continues to lead other developed markets and economic data remains encouraging with growth expectations for 2021 remaining very elevated in the +6-8% range, with large fiscal stimulus and a big bounce in consumer spending driving growth as pandemic related restrictions ease. Year-over-year Inflation numbers are distorted due to the base effects from the pandemic-depressed 2020 numbers. However, the Fed views the current increase in inflation as transitory and expects it to recede as supply chain disruptions and base effect distortions ease over the next couple of quarters. Despite this view on inflation from the Fed, the FOMC at the June meeting  raised its inflation forecast considerably for 2021, with most members believing the risks to inflation are skewed to the upside. Concurrently, 7 of the 18 committee members expect that the fed funds rate will be higher at the end of next year, and 13 members look for a higher fed funds rate at the end of 2023. The shift in the “dot plot” indicates that members have brought forward their expectations for an eventual tightening of monetary policy. The FOMC did maintain the current pace of asset purchases which leaves its balance sheet approximately twice as large as compared to pre-pandemic levels. However, market participants are increasingly focused on the timing of an eventual “tapering” of asset purchases. In our view, Fed policy makers have begun signaling that tapering is coming and we believe it will be formally communicated in the relatively near-term.

After a significant and rapid increase in 1Q21, long-term interest rates have moved materially lower of late as the bond market has begun to price in the view that the U.S. is past peak growth, inflation, monetary and fiscal support. Coincidentally the 10-year U.S. Treasury peaked at the end of 1Q21 at 1.74% and has now declined by approximately 40bps to yield 1.35%.

Sincerely,

David P. Harris, CFA
Chief Investment Officer
Rockefeller Asset Management

Opinions expressed are those of Rockefeller Asset Management and are subject to change, are not guaranteed and should not be considered investment advice.  Rockefeller Asset Management is a division of Rockefeller & Co. LLC, the investment adviser to the Rockefeller Funds.

Must be preceded or accompanied by a current prospectus.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Funds are susceptible to adverse economic, political, tax, or regulatory changes which may magnify other risks. Income from tax-exempt funds may become subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investing in the municipal securities market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic development. The Funds may invest in restricted securities or “private placement” transactions. Private placement securities are not registered under the Securities Act of 1933, as amended, and are subject to restrictions on resale. As such they are often both difficult to sell and to value. The Funds may invest in exchange traded funds (“ETFs”) which are subject to additional risks, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  The Rockefeller Intermediate Tax-Exempt New York Bond Fund is non-diversified, meaning it concentrates its assets in fewer individual holdings than a diversified fund, specifically in the State of New York issues.  The Rockefeller Equity Allocation Fund is subject to small- and medium-capitalization company risks, which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Rockefeller Equity Allocation Fund and Rockefeller Core Taxable Bond Fund also invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investing in commodities may subject a Fund to greater risks and volatility as commodity prices may be influenced by a variety of factors including unfavorable weather, environmental factors, and changes in government regulations. Master limited partnerships (“MLPs”) in which the Rockefeller Equity Allocation Fund may invest are subject to certain risks inherent in the structure of MLPs, including complex tax structure risks, the limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates. Earnings growth is not representative of the Fund’s future performance.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which is widely regarded as a standard for measuring U.S. investment grade bond market performance.

The Bloomberg Barclays Managed Money Short/Intermediate Index is the 1-10 year component of the Barclays Managed Money Index, which is a rules-based, market-value-weighted index engineered for the tax-exempt municipal bond market.

The MSCI All Country World Index (Net Dividends) (“MSCI ACWI”) is a free float-adjusted market capitalization weighted index that measures the equity performance of global developed and emerging markets. The MSCI ACWI total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

One cannot invest directly in an index.

Basis point (bp) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Yield Curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. The curve is used to predict changes in economic output and growth.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. See the schedule of investments for complete holdings.

Gross domestic product (“GDP”) for a country is a monetary measure of the value of all final goods and services produced by the country in a specified period.

The Rockefeller Funds are distributed by Quasar Distributors, LLC.

Rockefeller Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses.  These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/20 – 5/31/21).

Actual Expenses

The first line of each of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  Individual Retirement Accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Examples. The Examples include, but are not limited to, management fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Rockefeller Funds
Expense Examples (Continued)
(Unaudited)

Rockefeller Equity Allocation Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/20	5/31/21	12/1/20 – 5/31/21*
Actual	$1,000.00	$1,161.10	$6.68
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.75	$6.24

*	Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Rockefeller Core Taxable Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/20	5/31/21	12/1/20 – 5/31/21*
Actual	$1,000.00	$ 976.00	$3.45
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.44	$3.53

*	Expenses are equal to the Fund’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Rockefeller Intermediate Tax Exempt National Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/20	5/31/21	12/1/20 – 5/31/21*
Actual	$1,000.00	$1,006.90	$3.35
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.59	$3.38

*	Expenses are equal to the Fund’s annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Rockefeller Intermediate Tax Exempt New York Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/20	5/31/21	12/1/20 – 5/31/21*
Actual	$1,000.00	$1,013.50	$3.92
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.04	$3.93

*	Expenses are equal to the Fund’s annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Rockefeller Equity Allocation Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective of long-term total return from capital appreciation and income by investing its assets globally in a range of equity asset classes and, to a lesser extent, in fixed-income securities, real estate and commodity linked equities (such as real estate investment trusts and master limited partnerships), and currencies. Rockefeller & Co. LLC (the “Adviser”) will allocate the Fund’s assets across asset classes taking into consideration both the Adviser’s longer-term strategic outlook as well as tactical views as to potential near-term opportunities. The Adviser considers a number of factors when making allocation decisions, including relative attractiveness among equity market capitalizations and geographic regions, inflation risks and factors that influence commodity prices.

Allocation of Portfolio Holdings as of May 31, 2021*
(% of Investments)

*	For additional details on allocation of portfolio holdings by industry, please see the Schedule of Investments.

Average Annual Returns as of May 31, 2021

	Rockefeller	MSCI All Country
	Equity Allocation	World Index
	Fund	(Net Dividends)
1 Year	40.27%	41.85%
5 Year	11.64%	14.18%
Since Inception (2/4/15)	9.05%	10.85%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Continued

Rockefeller Equity Allocation Fund
Investment Highlights (Continued)
(Unaudited)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The MSCI All Country World Index (Net Dividends) (“MSCI ACWI”) is a free float-adjusted market capitalization weighted index that measures the equity performance of global developed and emerging markets. The MSCI ACWI total return indices reflect the reinvestment of dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Core Taxable Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective to generate current income consistent with the preservation of capital by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in taxable fixed-income securities.  “Fixed-income securities” include corporate, government and municipal bonds, asset-backed and mortgage-backed securities, other investment companies and ETFs that will invest in fixed-income securities, and other fixed-income instruments.  The Fund invests primarily in investment grade fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or deemed by the Adviser to be of comparable quality.  The Adviser anticipates the Fund’s weighted average duration will be more than three years but less than ten years.

Allocation of Portfolio Holdings as of May 31, 2021
(% of Investments)

Average Annual Returns as of May 31, 2021

		Bloomberg
	Rockefeller	Barclays
	Core Taxable	Aggregate
	Bond Fund	Bond Index
1 Year	-0.93%	-0.40%
5 Year	2.98%	3.25%
Since Inception (12/26/13)	3.06%	3.53%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Continued

Rockefeller Core Taxable Bond Fund
Investment Highlights (Continued)
(Unaudited)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which is widely regarded as a standard for measuring U.S. investment grade bond market performance.  An index is unmanaged and cannot be invested in directly.

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective to generate current income that is exempt from federal personal income tax consistent with the preservation of capital by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal income tax, including the federal alternative minimum tax (“AMT”).  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds and industrial development bonds.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal income taxes.  While the Fund will invest primarily in tax exempt securities, it is possible that up to 20% of the Fund’s total assets may be invested in fixed-income securities that generate income that is not exempt from regular federal income tax, including the federal AMT.  The Fund invests primarily in investment grade municipal bonds and other types of fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as S&P and Moody’s or another NRSRO, or, if unrated, deemed by the Adviser to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.

Allocation of Portfolio Holdings as of May 31, 2021
(% of Investments)

Continued

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns as of May 31, 2021

	Rockefeller	Bloomberg
	Intermediate Tax	Barclays Managed
	Exempt National	Money Short/
	Bond Fund	Intermediate Index
1 Year	3.01%	1.41%
5 Year	2.46%	2.54%
Since Inception (12/26/13)	2.40%	2.88%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 855-369-6209.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Bloomberg Barclays Managed Money Short/Intermediate Index is the 1-10 year component of the Barclays Managed Money Index, which is a rules-based, market-value-weighted index engineered for the tax-exempt municipal bond market.

Continued

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights (Continued)
(Unaudited)

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal, New York State and New York City personal income tax, including the federal AMT.  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds, industrial development bonds, and other obligations issued by the State of New York, its subdivisions, authorities, instrumentalities and corporations.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal and New York State and New York City personal income tax.  While the Fund will invest primarily in tax exempt securities, it is possible that up to 20% of the Fund’s total assets may be invested in fixed-income securities that generate income that is not exempt from regular federal income tax, New York State and New York City personal income tax, including the federal AMT.  The Fund invests primarily in investment grade fixed-income securities rated in the top four ratings categories by independent rating organizations such as S&P and Moody’s or another NRSRO, or deemed by the Adviser to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.  The Fund is non-diversified.

Allocation of Portfolio Holdings as of May 31, 2021
(% of Investments)

Continued

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns as of May 31, 2021

	Rockefeller	Bloomberg
	Intermediate Tax	Barclays Managed
	Exempt New York	Money Short/
	Bond Fund	Intermediate Index
1 Year	3.65%	1.41%
5 Year	2.20%	2.54%
Since Inception (12/26/13)	2.14%	2.88%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Bloomberg Barclays Managed Money Short/Intermediate Index is the 1-10 year component of the Barclays Managed Money Index, which is a rules-based, market-value-weighted index engineered for the tax-exempt municipal bond market.

Continued

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights (Continued)
(Unaudited)

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Equity Allocation Fund

Schedule of Investments

May 31, 2021 (Unaudited)

	Shares	Value

Common Stocks – 93.66%
Air Freight & Logistics – 2.70%
Deutsche Post AG (a)	33,845	$2,298,967

Application Software – 0.04%
Outset Medical, Inc. (b)	679	32,775

Auto Components – 2.64%
Continental AG (a)	7,464	1,106,686
Denso Corp. (a)	10,900	744,009
Gentherm, Inc. (b)	2,125	154,126
Hankook Tire & Technology Co. Ltd. (a)	4,590	198,679
Standard Motor Products, Inc.	1,003	45,155
		2,248,655

Banks – 10.01%
Comerica, Inc.	1,055	82,807
First Horizon National Corp.	66,175	1,261,957
ICICI Bank Ltd. – ADR (a)(b)	85,955	1,548,050
KB Financial Group, Inc. – ADR (a)(b)	5,052	260,127
KB Financial Group, Inc. (a)	12,725	651,975
Lloyds Banking Group PLC (a)	2,044,862	1,445,922
Oversea-Chinese Banking Corp Ltd. (a)	92,400	872,850
Svenska Handelsbanken AB (a)	118,004	1,349,290
Swedbank AB (a)	57,443	1,054,518
		8,527,496

Biotechnology – 3.15%
Alnylam Pharmaceuticals, Inc. (b)	3,159	448,546
BioMarin Pharmaceutical, Inc. (b)	6,070	469,211
Bridgebio Pharma, Inc. (b)	6,449	381,781
Ionis Pharmaceuticals, Inc. (b)	10,723	399,432
Neurocrine Biosciences, Inc. (b)	4,951	476,385
Regeneron Pharmaceuticals, Inc. (b)	1,017	510,971
		2,686,326

Building Products – 3.20%
AAON, Inc.	1,251	82,879
Carrier Global Corp.	18,873	866,837
Cie de Saint-Gobain (a)	21,917	1,471,222
Lennox International, Inc.	319	111,628
Simpson Manufacturing Co., Inc.	1,603	180,049
		2,712,615

Chemicals – 0.81%
Air Liquide SA (a)	4,080	693,871

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2021 (Unaudited)

	Shares	Value

Commercial Services & Supplies – 0.41%
Healthcare Services Group, Inc.	2,577	$77,284
Stericycle, Inc. (b)	1,527	119,961
Tetra Tech, Inc.	1,293	154,475
		351,720

Construction & Engineering – 0.19%
Quanta Services, Inc.	1,215	115,850
WillScot Mobile Mini Holdings Corp. (b)	1,651	47,879
		163,729

Construction Materials – 3.03%
HeidelbergCement AG (a)	17,825	1,629,185
Martin Marietta Materials, Inc.	2,611	949,490
		2,578,675

Consumer Finance – 2.85%
Discover Financial Services	18,988	2,226,533
FirstCash, Inc.	1,021	81,394
SLM Corp.	5,683	115,081
		2,423,008

Diversified Financial Services – 0.12%
FactSet Research Systems, Inc.	314	104,989

Diversified Telecommunication Services – 0.47%
KT Corp. – ADR (a)(b)	14,624	220,969
KT Corp. (a)	2,555	77,469
ORBCOMM, Inc. (b)	8,827	98,774
		397,212

Electric Utilities – 2.33%
Enel S.p.A. (a)	200,250	1,985,946

Electrical Equipment – 2.43%
ABB Ltd. – ADR (a)	4,022	137,311
Array Technologies, Inc. (b)	5,590	91,117
Schneider Electric SE (a)	8,038	1,279,328
TPI Composites, Inc. (b)	2,986	144,224
Vestas Wind Systems A/S (a)	10,760	420,638
		2,072,618

Electronic Equipment, Instruments & Components – 4.35%
Badger Meter, Inc.	1,197	114,397
Cognex Corp.	612	48,587
Hitachi Ltd. (a)	17,100	900,985
II-VI, Inc. (b)	5,875	395,799
IPG Photonics Corp. (b)	835	174,732

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2021 (Unaudited)

	Shares	Value

Electronic Equipment, Instruments & Components – 4.35% (Continued)
Keysight Technologies, Inc. (b)	4,338	$617,644
Littelfuse, Inc.	783	204,551
Samsung SDI Co. Ltd. (a)	115	66,006
TE Connectivity Ltd. – ADR (a)	7,083	961,022
Trimble, Inc. (b)	2,808	218,434
		3,702,157

Entertainment – 0.87%
Nintendo Co. Ltd. (a)	1,200	743,059

Food & Staples Retailing – 0.11%
Albertsons Cos, Inc.	4,750	91,152

Food Products – 0.09%
Utz Brands, Inc.	3,479	80,365

Health Care Equipment & Supplies – 5.14%
ABIOMED, Inc. (b)	511	145,420
Alcon, Inc. – ADR (a)	1	70
Becton Dickinson & Co.	6,433	1,556,079
Edwards Lifesciences Corp. (b)	983	94,270
Inogen, Inc. (b)	1,156	71,452
Insulet Corp. (b)	709	191,196
Integer Holdings Corp. (b)	1,056	95,536
Koninklijke Philips NV (a)	16,535	934,336
Masimo Corp. (b)	482	103,919
Medtronic PLC – ADR	6,787	859,167
Merit Medical Systems, Inc. (b)	3,060	184,640
ResMed, Inc.	713	146,771
		4,382,856

Health Care Providers & Services – 0.26%
Chemed Corp.	382	187,691
Guardant Health, Inc. (b)	238	29,541
		217,232

Health Care Technology – 0.39%
Omnicell, Inc. (b)	1,696	235,744
Vocera Communications, Inc. (b)	2,773	93,506
		329,250

Hotels, Restaurants & Leisure – 0.08%
Compass Group PLC (a)	1	23
Wyndham Hotels & Resorts, Inc.	869	65,227
		65,250

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2021 (Unaudited)

	Shares	Value

Household Durables – 2.62%
Panasonic Corp. (a)	70,300	$798,444
Sony Corp. (a)	14,400	1,431,887
		2,230,331

Industrial Conglomerates – 1.41%
LG Corp. (a)	11,930	1,144,020
LX Holdings Corp. (a)(b)	5,785	63,543
		1,207,563

Insurance – 9.16%
Aflac, Inc.	17,561	995,357
Arch Capital Group Ltd. – ADR (a)(b)	23,945	955,166
BRP Group, Inc. (b)	3,179	78,140
Globe Life, Inc.	11,164	1,176,909
Intact Financial Corp. (a)(b)	7,247	984,063
Progressive Corp.	599	59,349
Reinsurance Group of America, Inc.	15,050	1,896,752
SCOR SE (a)	10,205	332,211
Willis Towers Watson Plc – ADR (a)	5,042	1,317,777
		7,795,724

Interactive Media & Services – 0.21%
Tencent Holdings Ltd. (a)	2,300	179,816

Internet & Catalog Retail – 0.98%
Amazon.com, Inc. (b)	260	837,998

Internet & Direct Marketing Retail – 0.19%
Trip.com Group Ltd. – ADR (b)	3,831	160,327

Internet Software & Services – 4.54%
Alibaba Group Holding, Ltd. – ADR (a)(b)	7,770	1,662,469
Facebook, Inc. – Class A (b)	6,691	2,199,533
		3,862,002

IT Services – 2.40%
Fidelity National Information Services, Inc.	7,251	1,080,254
Visa, Inc. – Class A	4,238	963,297
		2,043,551

Machinery – 2.53%
Deere & Co.	4,543	1,640,478
Doosan Bobcat, Inc. (a)(b)	4,127	187,073
Epiroc AB (a)	8,041	183,421
Kubota Corp. (a)	4,400	101,216
Mueller Industries, Inc.	916	42,530
		2,154,718

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2021 (Unaudited)

	Shares	Value

Metals & Mining – 1.71%
Agnico Eagle Mines Ltd. – ADR (a)	15,998	$1,147,856
Grupo Mexico SAB de CV (a)	32,633	156,628
Pan American Silver Corp. – ADR (a)	4,448	149,631
		1,454,115

Multiline Retail – 0.86%
Kohl’s Corp.	13,231	734,188

Pharmaceuticals – 2.69%
Eli Lilly and Co.	4,115	821,930
Novo Nordisk A/S – ADR (a)	943	74,403
Roche Holdings AG (a)	3,976	1,391,805
		2,288,138

Professional Services – 0.04%
Mistras Group, Inc. (b)	3,444	35,852

Real Estate Management & Development – 1.53%
Vonovia SE (a)	20,706	1,299,703

Semiconductors & Semiconductor Equipment – 5.37%
Applied Materials, Inc.	8,734	1,206,427
First Solar, Inc. (b)	3,739	284,575
Samsung Electronics Co. Ltd. (a)	34,881	2,503,767
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (a)	4,550	533,988
Tokyo Electron Ltd. (a)	100	43,875
		4,572,632

Software – 4.27%
Everbridge, Inc. (b)	1,195	140,413
Microsoft Corp.	11,794	2,944,726
New Relic, Inc. (b)	5,973	374,388
PROS Holdings, Inc. (b)	1,668	74,009
Varonis Systems, Inc. (b)	2,168	104,714
		3,638,250

Technology Hardware, Storage & Peripherals – 1.30%
Apple, Inc.	8,542	1,064,418
Stratasys Ltd. – ADR (a)(b)	1,963	45,326
		1,109,744

Textiles, Apparel & Luxury Goods – 1.41%
Carter’s, Inc.	1,469	150,191
Ralph Lauren Corp. (b)	6,059	751,800
Shenzhou International Group Holdings Ltd. (a)	11,200	295,237
		1,197,228

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2021 (Unaudited)

	Shares	Value

Trading Companies & Distributors – 1.04%
Ashtead Group Plc (a)	1,736	$126,637
Herc Holdings, Inc. (b)	843	96,962
United Rentals, Inc. (b)	1,970	657,901
		881,500

Transportation Infrastructure – 0.93%
Airports of Thailand PCL (a)	337,500	671,828
Grupo Aeroportuario del Sureste SAB de CV – ADR (a)(b)	681	120,285
		792,113

Wireless Telecommunication Services – 2.80%
China Mobile Ltd. (a)	214,055	1,359,003
KDDI Corp. (a)	1,600	54,542
Tele2 AB (a)	71,142	969,020
		2,382,565
Total Common Stocks (Cost $53,080,939)		79,747,981

Exchange Traded Funds – 1.80%
iShares Core MSCI EAFE ETF	9,971	765,773
iShares Core S&P 500 ETF	1,817	766,138
Total Exchange Traded Funds (Cost $1,494,982)		1,531,911

Preferred Stocks – 0.38%
Banks – 0.15%
Itau Unibanco Holding SA (a)(c), 2.06% (d)	21,731	123,867

Semiconductors & Semiconductor Equipment – 0.23%
Samsung Electronics Co. Ltd. (a)(c), 4.15% (d)	3,041	196,739
Total Preferred Stocks (Cost $210,779)		320,606

Real Estate Investment Trusts – 2.34%
Healthcare REIT – 1.01%
Medical Properties Trust, Inc.	40,729	862,233

Industrials REIT – 0.06%
Rexford Industrial Realty, Inc.	938	51,806

Residential REIT – 0.06%
American Campus Communities, Inc.	1,105	52,112

Retails REIT – 1.12%
CapitaLand Mall Trust (a)	615,000	952,178

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2021 (Unaudited)

	Shares	Value
Specialized REIT – 0.09%
Iron Mountain, Inc.	1,723	$75,019
Total Real Estate Investment Trusts (Cost $1,829,288)		1,993,348

Money Market Funds – 0.52%
Morgan Stanley Institutional Liquidity Funds –
Treasury Portfolio – Institutional Class, 0.010% (e)	441,406	441,406
Total Money Market Funds (Cost $441,406)		441,406
Total Investments (Cost $57,057,394) – 98.70%		84,035,252
Other Assets in Excess of Liabilities – 1.30%		1,104,684
Total Net Assets – 100.00%		$85,139,936

Percentages are stated as a percent of net assets.

ADR  American Depository Receipt.
REIT  Real Estate Investment Trust.
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Perpetual preferred stock with no stated maturity.
(d)	Dividend yield; the rate shown represents the rate at May 31, 2021.
(e)	Seven day yield; the rate shown represents the rate at May 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments

May 31, 2021 (Unaudited)

	Principal
	Amount	Value
Asset Backed Securities – 4.78%
GM Financial Consumer Automobile Receivables Trust 2019-3
A-3, 2.180%, 04/16/2024	$569,188	$576,373
Nissan Auto Receivables 2020-B Owner Trust
2020-B, 0.470%, 10/17/2022	366,750	367,009
Verizon Owner Trust
2019-B, 2.330%, 12/20/2023	2,410,000	2,440,722
Total Asset Backed Securities (Cost $3,352,691)		3,384,104

Corporate Bonds – 24.51%
Aerospace & Defense – 1.00%
The Boeing Co.
2.196%, 02/04/2026	705,000	708,254

Diversified Banks – 5.76%
Bank of America Corp.
4.244% (3 Month LIBOR USD + 1.814%), 04/24/2038 (a)	790,000	924,223
Citigroup, Inc.
3.980% (3 Month LIBOR USD + 1.338%), 03/20/2030 (a)	1,154,000	1,299,947
JPMorgan Chase & Co.
4.493% (SOFR + 3.790%), 03/24/2031 (a)	1,587,000	1,852,558
		4,076,728

Health Care Services – 2.57%
CVS Health Corp.
3.250%, 08/15/2029	1,693,000	1,823,035

Home Improvement Retail – 2.76%
The Home Depot, Inc.
5.875%, 12/16/2036	1,402,000	1,952,430

Homebuilding – 2.00%
NVR, Inc.
3.950%, 09/15/2022	1,365,000	1,413,640

Integrated Telecommunication Services – 2.00%
Verizon Communications, Inc.
5.250%, 03/16/2037	1,107,000	1,414,343

Investment Banking & Brokerage – 2.63%
Morgan Stanley
4.431% (3 Month LIBOR USD + 1.628%), 01/23/2030 (a)	803,000	931,934
The Goldman Sachs Group, Inc.
4.223% (3 Month LIBOR USD + 1.301%), 05/01/2029 (a)	818,000	929,303
		1,861,237

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

May 31, 2021 (Unaudited)

	Principal
	Amount	Value
Regional Banks – 3.14%
BB&T Corp.
3.750%, 12/06/2023	$2,058,000	$2,225,146

Systems Software – 2.65%
Microsoft Corp.
3.500%, 02/12/2035	1,660,000	1,875,383
Total Corporate Bonds (Cost $16,752,723)		17,350,196

Mortgage Backed Securities – 18.80%
Fannie Mae Pool
2.500%, 07/01/2023	65,416	68,291
3.000%, 04/01/2032	765,259	809,564
2.000%, 12/01/2035	514,883	534,808
4.000%, 10/01/2048	1,451,205	1,588,132
3.500%, 05/01/2049	646,304	688,572
4.500%, 07/01/2049	918,969	996,717
2.500%, 01/01/2050	103,542	107,374
2.000%, 09/01/2050	1,679,030	1,702,949
2.500%, 11/01/2050	326,492	339,079
2.500%, 02/01/2051	1,683,970	1,746,642
3.000%, 04/01/2051	795,986	841,885
2.000%, 05/01/2051	522,539	528,735
3.000%, 05/01/2051	534,085	561,644
Freddie Mac Pool
2.500%, 10/01/2032	646,043	680,196
2.500%, 10/01/2040	433,100	450,426
3.500%, 08/01/2049	359,723	383,303
2.500%, 07/01/2050	1,227,027	1,275,850
Total Mortgage Backed Securities (Cost $13,153,452)		13,304,167

Municipal Bonds – 19.58%
California – 1.48%
Contra Costa Community College District
6.504%, 08/01/2034	750,000	1,046,038

Colorado – 0.70%
Regional Transportation District Sales Tax Revenue
2.337%, 11/01/2036	500,000	494,764

Hawaii – 1.43%
State of Hawaii
2.065%, 08/01/2035	1,045,000	1,013,021

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

May 31, 2021 (Unaudited)

	Principal
	Amount	Value
Iowa – 0.29%
Iowa Finance Authority
1.980%, 07/01/2022	$205,000	$208,451

Maryland – 1.52%
City of Baltimore MD
2.814%, 07/01/2040	1,070,000	1,076,971

New York – 4.46%
Metropolitan Transportation Authority
6.734%, 11/15/2030	870,000	1,127,126
New York State Dormitory Authority
4.850%, 07/01/2048	1,065,000	1,218,248
Port Authority of New York & New Jersey
2.799%, 10/15/2021	800,000	807,577
		3,152,951

North Carolina – 1.97%
University of North Carolina at Chapel Hill
3.327%, 12/01/2036	1,240,000	1,391,205

Ohio – 0.55%
Ohio Housing Finance Agency
2.650%, 11/01/2041	378,000	389,944

Oregon – 1.48%
State of Oregon
3.975%, 05/01/2038	950,000	1,049,058

Texas – 5.70%
North Texas Tollway Authority
3.011%, 01/01/2043	575,000	576,070
Permanent University Fund – Texas A&M University System
3.660%, 07/01/2047	2,500,000	2,714,210
Texas Transportation Commission
2.562%, 04/01/2042	750,000	746,065
		4,036,345
Total Municipal Bonds (Cost $13,368,076)		13,858,748

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

May 31, 2021 (Unaudited)

	Principal
	Amount	Value
U.S. Government Agency Issues – 7.95%
Federal Home Loan Banks
0.625%, 11/27/2024	$2,110,000	$2,110,029
1.020%, 05/19/2026	1,440,000	1,440,234
Ginnie Mae II Pool
3.000%, 08/20/2045	681,793	723,457
3.500%, 03/20/2047	798,418	847,782
4.000%, 12/20/2047	468,694	502,699
Total U.S. Government Agency Issues (Cost $5,502,513)		5,624,201

U.S. Government Notes/Bonds – 20.12%
United States Treasury Note/Bond
2.625%, 03/31/2025	2,980,000	3,220,030
1.625%, 09/30/2026	3,273,000	3,400,084
2.750%, 02/15/2028	3,298,000	3,631,021
2.500%, 02/15/2045	2,479,000	2,590,700
1.250%, 05/15/2050	1,795,000	1,395,858
Total U.S. Government Notes/Bonds (Cost $13,580,677)		14,237,693

	Shares
Exchange Traded Funds – 3.30%
Vanguard Mortgage-Backed Securities ETF	43,689	2,335,395
Total Exchange Traded Funds (Cost $2,355,073)		2,335,395

Money Market Funds – 0.48%
Morgan Stanley Institutional Liquidity Funds –
Treasury Portfolio – Institutional Class, 0.010% (b)	341,633	341,633
Total Money Market Funds (Cost $341,633)		341,633
Total Investments (Cost $68,406,838) – 99.52%		70,436,137
Other Assets in Excess of Liabilities – 0.48%		339,780
Total Net Assets – 100.00%		$70,775,917

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2021.
(b)	The rate shown represents the seven day yield as of May 31, 2021.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments

May 31, 2021 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 99.09%
Alabama – 2.54%
Southeast Energy Authority A Cooperative District
4.000%, 11/01/2051 (a)	$2,000,000	$2,379,434

Alaska – 3.45%
Alaska Housing Finance Corp.
5.000%, 12/01/2033	2,590,000	3,236,177

Arizona – 2.17%
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/2032	625,000	785,469
5.000%, 01/01/2036	1,000,000	1,246,395
		2,031,864

Colorado – 2.36%
Colorado Educational & Cultural Facilities Authority
5.000%, 03/01/2035	1,610,000	2,211,009

Connecticut – 0.52%
Connecticut Housing Finance Authority
2.850%, 11/15/2026	465,000	486,162

Florida – 2.42%
Florida Housing Finance Corp.
3.200%, 07/01/2030	545,000	565,784
Florida’s Turnpike Enterprise
4.000%, 07/01/2033	1,500,000	1,699,003
		2,264,787

Illinois – 10.72%
Chicago O’Hare International Airport
5.000%, 01/01/2033	775,000	895,416
5.000%, 01/01/2036	2,000,000	2,444,440
5.000%, 01/01/2036	1,015,000	1,204,482
Illinois Finance Authority
5.000%, 07/01/2036	1,300,000	1,691,440
Illinois Finance Authority – Ascension Health Credit Group
4.000%, 02/15/2033	2,550,000	2,913,531
State of Illinois
4.000%, 03/01/2022	875,000	899,076
		10,048,385

Kansas – 1.62%
State of Kansas Department of Transportation
5.000%, 09/01/2030	1,210,000	1,516,916

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2021 (Unaudited)

	Principal
	Amount	Value
Massachusetts – 7.81%
Commonwealth of Massachusetts
4.000%, 11/01/2035	$2,000,000	$2,484,806
Massachusetts Development Finance Agency
5.000%, 07/01/2050 (a)	750,000	979,421
Massachusetts Development Finance Agency –
Dana-Farber Cancer Obligation
5.000%, 12/01/2032	430,000	519,689
Massachusetts Development Finance Agency –
Partners HealthCare System
5.000%, 07/01/2030	2,660,000	3,336,860
		7,320,776

Minnesota – 1.89%
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2026	550,000	616,138
5.000%, 01/01/2030	1,040,000	1,160,205
		1,776,343

Nebraska – 0.84%
Nebraska Investment Finance Authority
3.350%, 09/01/2028	765,000	783,751

Nevada – 4.48%
Clark County Water Reclamation District
4.000%, 07/01/2034	1,175,000	1,349,493
County of Clark Department of Aviation
5.000%, 07/01/2033	1,770,000	2,010,710
Las Vegas Valley Water District
5.000%, 06/01/2030	700,000	844,315
		4,204,518

New Jersey – 1.96%
New Jersey Turnpike Authority
5.000%, 01/01/2036	1,500,000	1,835,457

New York – 16.23%
City of New York, NY
5.000%, 12/01/2034	500,000	634,429
Metropolitan Transportation Authority
5.000%, 09/01/2022	2,000,000	2,117,701
5.000%, 11/15/2027	1,795,000	2,119,643
4.000%, 11/15/2035	1,000,000	1,141,954
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.000%, 02/01/2036	1,695,000	2,237,488

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2021 (Unaudited)

	Principal
	Amount	Value
New York – 16.23% (Continued)
New York State Dormitory Authority
5.000%, 02/15/2033	$1,090,000	$1,267,405
New York State Urban Development Corp.
5.000%, 03/15/2029	750,000	812,936
Port Authority of New York & New Jersey
5.000%, 11/15/2033	1,490,000	1,861,363
State of New York Mortgage Agency
2.750%, 10/01/2028	400,000	428,915
3.125%, 10/01/2032	970,000	1,035,321
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2030	1,255,000	1,555,181
		15,212,336

Ohio – 3.41%
Ohio Water Development Authority
5.000%, 06/01/2028	750,000	933,115
5.000%, 12/01/2030	1,835,000	2,262,833
		3,195,948

Pennsylvania – 9.33%
Commonwealth of Pennsylvania
3.250%, 08/15/2026	1,560,000	1,732,762
Pennsylvania Economic Development Financing Authority
5.000%, 02/01/2033	1,130,000	1,281,275
4.000%, 11/15/2035	1,480,000	1,723,318
Pennsylvania Housing Finance Agency
2.375%, 10/01/2027	510,000	535,861
3.200%, 10/01/2031	2,065,000	2,179,041
Pennsylvania Turnpike Commission
5.000%, 12/01/2035	1,040,000	1,296,311
		8,748,568

Texas – 15.56%
Aldine Independent School District
5.000%, 02/15/2028	1,000,000	1,161,957
Arlington Higher Education Finance Corp. –
A.W. Brown Fellowship Leader
5.000%, 08/15/2024	315,000	356,233
City of Houston, TX Combined Utility System Revenue
1.862%, 12/01/2028 (b)	1,290,000	1,188,152
5.000%, 11/15/2033	825,000	1,103,347
Clifton Higher Education Finance Corp.
4.000%, 08/15/2032	1,000,000	1,212,978
Dallas Independent School District
5.000%, 02/15/2036 (a)	5,000	5,171

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2021 (Unaudited)

	Principal
	Amount	Value
Texas – 15.56% (Continued)
North Texas Tollway Authority
3.990%, 09/01/2037 (b)	$2,035,000	$1,134,201
San Antonio Independent School District/TX
4.000%, 08/15/2035	500,000	619,995
State of Texas
5.000%, 10/01/2034	1,250,000	1,555,035
Tarrant Regional Water District
5.000%, 03/01/2029	2,050,000	2,392,192
Tarrant Regional Water District Water Supply System Revenue
5.000%, 03/01/2032	350,000	420,173
Texas Municipal Gas Acquisition and Supply Corp I
6.250%, 12/15/2026	2,930,000	3,435,851
		14,585,285

Virginia – 1.66%
FHLMC Multifamily VRD Certificates
2.550%, 06/15/2035	1,475,000	1,556,202

Washington – 6.26%
Central Puget Sound Regional Transit Authority
5.000%, 11/01/2030	750,000	917,320
State of Washington
5.000%, 07/01/2029	1,545,000	1,852,374
5.000%, 06/01/2032	1,300,000	1,701,044
Washington State Housing Finance Commission
3.000%, 12/01/2031	1,325,000	1,396,883
		5,867,621
Wisconsin – 3.86%
State of Wisconsin
5.000%, 05/01/2032	1,015,000	1,148,142
5.000%, 11/01/2032	1,000,000	1,235,089
Wisconsin Department of Transportation
5.000%, 07/01/2028	1,085,000	1,238,288
		3,621,519
Total Municipal Bonds (Cost $88,406,529)		92,883,058

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2021 (Unaudited)

	Shares	Value
Money Market Funds – 0.66%
Morgan Stanley Institutional Liquidity Funds –
Treasury Portfolio – Institutional Class, 0.010% (c)	615,735	$615,735
Total Money Market Funds (Cost $615,735)		615,735
Total Investments (Cost $89,022,264) – 99.75%		93,498,793
Other Assets in Excess of Liabilities – 0.25%		235,727
Total Net Assets – 100.00%		$93,734,520

Percentages are stated as a percent of net assets.

(a)	Adjustable rate security; the rate is determined by a Remarketing Agreement.
(b)	Zero coupon bond; effective yield is shown.
(c)	The rate shown represents the seven day yield as of May 31, 2021.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments

May 31, 2021 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 98.76%
Georgia – 2.94%
City of Atlanta GA Airport Passenger Facility Charge
5.000%, 07/01/2035	$1,130,000	$1,445,858

Illinois – 1.35%
State of Illinois
4.000%, 03/01/2024	605,000	662,648

New York – 87.28%
City of New York, NY
4.000%, 08/01/2034	740,000	852,782
5.000%, 12/01/2035	1,230,000	1,556,699
City of Yonkers, NY
4.000%, 05/01/2035	750,000	887,690
County of Dutchess, NY
4.000%, 03/01/2032	500,000	582,953
County of Westchester, NY
4.000%, 07/01/2022	5,000	5,016
4.000%, 12/01/2029	650,000	764,514
Metropolitan Transportation Authority
5.000%, 11/15/2026	1,190,000	1,272,121
5.000%, 11/15/2028	355,000	447,434
5.000%, 11/15/2029	1,000,000	1,068,534
4.000%, 11/15/2032	1,000,000	1,155,366
4.000%, 11/15/2035	750,000	856,466
New York City Housing Development Corp.
1.850%, 05/01/2026	250,000	260,702
2.850%, 11/01/2031	1,130,000	1,198,577
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2030	1,465,000	1,729,321
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.000%, 02/01/2034	1,000,000	1,224,654
5.000%, 02/01/2036	1,000,000	1,320,052
New York City Water & Sewer System
5.000%, 06/15/2031	500,000	623,405
4.000%, 06/15/2036	1,190,000	1,421,960
New York State Dormitory Authority
5.000%, 10/01/2032	1,000,000	1,211,553
4.000%, 03/15/2034	2,000,000	2,448,378
5.000%, 07/01/2034	1,000,000	1,174,502
5.000%, 03/15/2035	2,000,000	2,363,367

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments (Continued)

May 31, 2021 (Unaudited)

	Principal
	Amount	Value
New York – 87.28% (Continued)
New York State Dormitory Authority – New York University
5.000%, 07/01/2033	$1,090,000	$1,281,653
New York State Dormitory Authority – State University of New York
5.000%, 07/01/2031	1,105,000	1,370,670
New York State Housing Finance Agency
2.125%, 11/01/2023	400,000	404,607
2.900%, 11/01/2025	190,000	200,883
3.050%, 11/01/2027	1,000,000	1,021,177
New York State Thruway Authority
5.000%, 01/01/2032	1,020,000	1,177,305
5.000%, 01/01/2035	1,000,000	1,189,210
New York State Thruway Authority Highway & Bridge Trust Fund
5.000%, 04/01/2032	750,000	779,451
Port Authority of New York & New Jersey
5.000%, 10/15/2033	1,250,000	1,485,699
5.000%, 11/15/2033	700,000	874,466
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2028	1,490,000	1,715,386
5.000%, 10/15/2029	695,000	799,878
State of New York Mortgage Agency
2.300%, 10/01/2027	700,000	728,189
2.650%, 04/01/2029	500,000	529,098
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2029	425,000	526,876
2.795%, 11/15/2032 (a)	865,000	687,163
5.000%, 11/15/2034	1,000,000	1,270,667
Utility Debt Securitization Authority
5.000%, 12/15/2028	835,000	1,000,134
5.000%, 12/15/2034	1,125,000	1,361,499
		42,830,057

Texas – 7.19%
City of Houston, TX Combined Utility System Revenue
5.000%, 11/15/2033	1,305,000	1,745,295
Texas Municipal Gas Acquisition and Supply Corp I
6.250%, 12/15/2026	1,520,000	1,782,421
		3,527,716
Total Municipal Bonds (Cost $46,330,720)		48,466,279

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments (Continued)

May 31, 2021 (Unaudited)

	Shares	Value
Money Market Funds – 0.39%
Morgan Stanley Institutional Liquidity Funds –
Treasury Portfolio – Institutional Class, 0.010% (b)	190,341	$190,341
Total Money Market Funds (Cost $190,341)		190,341
Total Investments (Cost $46,521,061) – 99.15%		48,656,620
Other Assets in Excess of Liabilities – 0.85%		414,894
Total Net Assets – 100.00%		$49,071,514

Percentages are stated as a percent of net assets.

(a)	Zero coupon bond; effective yield is shown.
(b)	The rate shown represents the seven day yield as of May 31, 2021.

The accompanying notes are an integral part of these financial statements.

Rockefeller Funds

Statements of Assets and Liabilities

Assets
Investments, at value (cost $57,057,394, $68,406,838, $89,022,264 and $46,521,061, respectively)
Dividends and interest receivable
Receivable for investment securities sold
Receivable for foreign currencies
Other assets
Total Assets

Liabilities
Payable to Adviser
Payable to affiliates
Payable for fund shares redeemed
Payable for investments purchased
Accrued expenses and other liabilities
Total Liabilities

Net Assets

Net Assets Consist of:
Paid-in capital
Total distributable earnings
Net Assets

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, $0.001 par value)

Net asset value, redemption price and offering price per share

The accompanying notes are an integral part of these financial statements.

May 31, 2021 (Unaudited)

Rockefeller		Rockefeller	Rockefeller
Equity	Rockefeller	Intermediate	Intermediate
Allocation	Core Taxable	Tax Exempt	Tax Exempt
Fund	Bond Fund	National Bond Fund	New York Bond Fund

$84,035,252	$70,436,137	$93,498,793	$48,656,620
252,161	419,238	1,053,259	482,569
929,102	—	—	—
98,481	—	—	—
11,021	8,848	11,240	6,952
85,326,017	70,864,223	94,563,292	49,146,141

61,163	21,036	27,856	14,561
63,813	42,612	58,475	33,101
20,659	—	100,000	—
14,291	—	618,225	—
26,155	24,658	24,216	26,965
186,081	88,306	828,772	74,627

$85,139,936	$70,775,917	$93,734,520	$49,071,514

$51,928,476	$67,528,645	$87,812,197	$46,526,848
33,211,460	3,247,272	5,922,323	2,544,666
$85,139,936	$70,775,917	$93,734,520	$49,071,514

5,878,148	6,732,352	8,803,565	4,639,109

$14.48	$10.51	$10.65	$10.58

The accompanying notes are an integral part of these financial statements.

Rockefeller Funds

Statements of Operations

Investment Income
Dividend income
Interest income
Total Investment Income

Expenses
Management fees
Administration and accounting fees
Custody fees
Audit and tax fees
Legal fees
Transfer agent fees & expenses
Pricing fees
Chief Compliance Officer fees
Federal & state registration fees
Trustees’ fees
Reports to shareholders
Insurance expense
Other expense
Total expenses

Net Investment Income

Realized and Unrealized Gain (Loss) on Investments
Net realized gain/(loss) from:
Investments
Foreign currency
Change in net unrealized appreciation/(depreciation) on:
Investments
Foreign currency
Net Realized and Unrealized Gain/(Loss) on Investments
Net Increase/(Decrease) in Net Assets from Operations

(1)	Net of $69,483 withholding taxes and issuance fees.

The accompanying notes are an integral part of these financial statements.

For the Period Ended May 31, 2021 (Unaudited)

Rockefeller			Rockefeller	Rockefeller
Equity		Rockefeller	Intermediate	Intermediate
Allocation		Core Taxable	Tax Exempt	Tax Exempt
Fund		Bond Fund	National Bond Fund	New York Bond Fund

$941,599	(1)	$15,414	$—	$—
89		743,518	1,004,605	490,081
941,688		758,932	1,004,605	490,081

361,069		125,348	170,528	86,363
69,679		63,840	87,555	45,200
26,925		2,558	2,829	2,121
16,826		18,027	17,372	18,100
10,334		9,771	11,083	8,820
9,254		9,230	10,160	8,561
8,878		3,577	7,184	4,937
5,642		5,642	5,642	5,642
5,486		3,921	6,242	2,647
5,425		5,425	5,425	5,425
1,811		1,086	1,533	821
1,793		1,664	1,337	1,165
1,726		1,421	1,530	1,461
524,848		251,510	328,420	191,263

416,840		507,422	676,185	298,818

6,556,601		1,212,048	1,210,720	303,678
(13,624)		—	—	—

5,793,356		(3,483,233)	(1,197,122)	46,551
1,745		—	—	—
12,338,078		(2,271,185)	13,598	350,229
$12,754,918		$(1,763,763)	$689,783	$649,047

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2021	Year Ended
	(Unaudited)	November 30, 2020
From Operations
Net investment income	$416,840	$620,712
Net realized gain from investments
and foreign currency translation	6,542,977	3,346,752
Net change in unrealized appreciation on
investments and foreign currency translation	5,795,101	2,432,298
Net increase in net assets from operations	12,754,918	6,402,762

From Distributions
Net dividends and distributions	(3,226,633)	(3,384,004)
Net decrease in net assets
resulting from distributions paid	(3,226,633)	(3,384,004)

From Capital Share Transactions
Proceeds from shares sold	876,771	10,288,993
Net asset value of shares issued
to distributions declared	1,125,644	1,376,299
Costs of shares redeemed	(10,833,279	(40,043,474)
Net decrease in net assets
from capital share transactions	(8,830,864)	(28,378,180)

Total Increase/(Decrease) in Net Assets	697,421	(25,359,422)

Net Assets
Beginning of period	84,442,515	109,801,937
End of period	$85,139,936	$84,442,515

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2021	Year Ended
	(Unaudited)	November 30, 2020
From Operations
Net investment income	$507,422	$1,304,258
Net realized gain from investments	1,212,048	1,044,294
Net change in unrealized
appreciation/(depreciation) on investment	(3,483,233)	2,547,530
Net increase/(decrease) in net
assets from operations	(1,763,763)	4,896,082

From Distributions
Net dividends and distributions	(625,331)	(1,552,674)
Net decrease in net assets
resulting from distributions paid	(625,331)	(1,552,674)

From Capital Share Transactions
Proceeds from shares sold	2,002,978	5,299,190
Net asset value of shares issued
to distributions declared	299,739	755,159
Costs of shares redeemed	(3,115,165)	(8,022,807)
Net decrease in net assets
from capital share transactions	(812,448)	(1,968,458)

Total Increase/(Decrease) in Net Assets	(3,201,542)	1,374,950

Net Assets
Beginning of period	73,977,459	72,602,509
End of period	$70,775,917	$73,977,459

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2021	Year Ended
	(Unaudited)	November 30, 2020
From Operations
Net investment income	$676,185	$1,514,317
Net realized gain from investments	1,210,720	663,049
Net change in unrealized
appreciation/(depreciation) on investment	(1,197,122)	2,499,535
Net increase in net assets from operations	689,783	4,676,901

From Distributions
Net dividends and distributions	(1,396,215)	(2,155,642)
Net decrease in net assets
resulting from distributions paid	(1,396,215)	(2,155,642)

From Capital Share Transactions
Proceeds from shares sold	3,390,200	9,537,000
Net asset value of shares issued
to distributions declared	501,559	647,160
Costs of shares redeemed	(14,438,051)	(8,928,956)
Net increase/(decrease) in net assets
from capital share transactions	(10,546,292)	1,255,204

Total Increase/(Decrease) in Net Assets	(11,252,724)	3,776,463

Net Assets
Beginning of period	104,987,244	101,210,781
End of period	$93,734,520	$104,987,244

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2021	Year Ended
	(Unaudited)	November 30, 2020
From Operations
Net investment income	$298,818	$678,526
Net realized gain from investments	303,678	248,708
Net change in unrealized
appreciation on investments	46,551	678,586
Net increase in net assets from operations	649,047	1,605,820

From Distributions
Net dividends and distributions	(567,259)	(891,326)
Net decrease in net assets
resulting from distributions paid	(567,259)	(891,326)

From Capital Share Transactions
Proceeds from shares sold	1,996,000	4,536,800
Net asset value of shares issued
to distributions declared	280,057	375,457
Costs of shares redeemed	(2,226,107)	(6,740,410)
Net increase/(decrease) in net assets
from capital share transactions	49,950	(1,828,153)

Total Increase/(Decrease) in Net Assets	131,738	(1,113,659)

Net Assets
Beginning of period	48,939,776	50,053,435
End of period	$49,071,514	$48,939,776

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Financial Highlights

Six Months
Ended
May 31, 2021
(Unaudited)
Net Asset Value, Beginning of Period / Year	$12.96

Income from investment operations:
Net investment income(1)	0.07
Net realized and unrealized gain (loss) on investments	1.96
Total from investment operations	2.03

Less distributions paid:
From net investment income	(0.02)
From net realized gain on investments	(0.49)
Total distributions paid	(0.51)

Net Asset Value, End of Period / Year	$14.48

Total Return(2)	16.11%

Supplemental Data and Ratios:
Net assets at end of period / year (000’s)	$85,140
Ratio of expenses to average net assets:
Before waiver, expense recoupment(3)	1.24%
After waiver, expense recoupment(3)	1.24%
Ratio of net investment income to average net assets:
Before waiver, expense recoupment(3)	0.98%
After waiver, expense recoupment(3)	0.98%
Portfolio turnover rate(2)	25.22%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout the Period / Year

Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
November 30,	November 30,	November 30,	November 30,	November 30,
2020	2019	2018	2017	2016
$12.20	$12.11	$12.61	$10.05	$9.94

0.08	0.11	0.07	0.09	0.09
1.05	0.68	(0.28)	2.57	0.10
1.13	0.79	(0.21)	2.66	0.19

(0.10)	(0.11)	(0.24)	(0.10)	(0.08)
(0.27)	(0.59)	(0.05)	—	—
(0.37)	(0.70)	(0.29)	(0.10)	(0.08)

$12.96	$12.20	$12.11	$12.61	$10.05

9.54%	7.38%	-1.69%	26.54%	2.05%

$84,443	$109,802	$112,228	$118,260	$90,612

1.22%	1.15%	1.15%	1.18%	1.24%
1.22%	1.15%	1.15%	1.22%	1.25%

0.67%	0.94%	0.57%	0.84%	0.97%
0.67%	0.94%	0.57%	0.80%	0.96%
77.50%	37.01%	32.22%	35.98%	58.83%

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Financial Highlights

Six Months
Ended
May 31, 2021
(Unaudited)
Net Asset Value, Beginning of Period / Year	$10.86

Income from investment operations:
Net investment income(1)	0.08
Net realized and unrealized gain (loss) on investments	(0.34)
Total from investment operations	(0.26)

Less distributions paid:
From net investment income	(0.09)
From net realized gain on investments	—
Total distributions paid	(0.09)

Net Asset Value, End of Period / Year	$10.51

Total Return(2)	-2.40%

Supplemental Data and Ratios:
Net assets at end of period / year (000’s)	$70,776
Ratio of expenses to average net assets:
Before waiver, expense recoupment(3)	0.70%
After waiver, expense recoupment(3)	0.70%
Ratio of net investment income to average net assets:
Before waiver, expense recoupment(3)	1.42%
After waiver, expense recoupment(3)	1.42%
Portfolio turnover rate(2)	31.01%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout the Period / Year

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
November 30,	November 30,	November 30,	November 30,	November 30,
2020	2019	2018	2017	2016
$10.38	$9.69	$10.08	$10.08	$10.21

0.19	0.26	0.26	0.21	0.19
0.52	0.70	(0.40)	0.08	0.04
0.71	0.96	(0.14)	0.29	0.23

(0.23)	(0.27)	(0.25)	(0.20)	(0.19)
—	—	—	(0.09)	(0.17)
(0.23)	(0.27)	(0.25)	(0.29)	(0.36)

$10.86	$10.38	$9.69	$10.08	$10.08

6.95%	10.05%	-1.37%	2.85%	2.32%

$73,977	$72,603	$71,360	$76,066	$79,441

0.69%	0.66%	0.64%	0.65%	0.66%
0.69%	0.66%	0.64%	0.65%	0.66%

1.78%	2.57%	2.61%	2.14%	1.89%
1.78%	2.57%	2.61%	2.14%	1.89%
46.39%	98.69%	42.37%	50.92%	49.78%

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Financial Highlights

Six Months
Ended
May 31, 2021
(Unaudited)
Net Asset Value, Beginning of Period / Year	$10.72

Income from investment operations:
Net investment income(1)	0.07
Net realized and unrealized gain (loss) on investments	0.01
Total from investment operations	0.08

Less distributions paid:
From net investment income	(0.08)
From net realized gain on investments	(0.07)
Total distributions paid	(0.15)

Net Asset Value, End of Period / Year	$10.65

Total Return(3)	0.69%

Supplemental Data and Ratios:
Net assets at end of period / year (000’s)	$93,735
Ratio of expenses to average net assets:
Before waiver, expense recoupment(4)	0.67%
After waiver, expense recoupment(4)	0.67%
Ratio of net investment income to average net assets:
Before waiver, expense recoupment(4)	1.39%
After waiver, expense recoupment(4)	1.39%
Portfolio turnover rate(3)	14.65%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Amount is less than $0.005.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout the Period / Year

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
November 30,	November 30,	November 30,	November 30,	November 30,
2020	2019	2018	2017	2016
$10.46	$9.95	$10.04	$9.96	$10.11

0.15	0.17	0.12	0.09	0.08
0.33	0.50	(0.10)	0.15	(0.15)
0.48	0.67	0.02	0.24	(0.07)

(0.16)	(0.16)	(0.11)	(0.09)	(0.07)
(0.06)	—	0.00 (2)	(0.07)	(0.01)
(0.22)	(0.16)	(0.11)	(0.16)	(0.08)

$10.72	$10.46	$9.95	$10.04	$9.96

4.73%	6.77%	0.24%	2.43%	-0.74%

$104,987	$101,211	$102,245	$94,759	$77,663

0.65%	0.63%	0.63%	0.66%	0.68%
0.65%	0.63%	0.63%	0.66%	0.69%

1.46%	1.61%	1.23%	0.91%	0.77%
1.46%	1.61%	1.23%	0.91%	0.76%
23.45%	64.26%	41.52%	37.63%	38.93%

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Financial Highlights

Six Months
Ended
May 31, 2021
(Unaudited)
Net Asset Value, Beginning of Period / Year	$10.56

Income from investment operations:
Net investment income(1)	0.06
Net realized and unrealized gain (loss) on investments	0.08
Total from investment operations	0.14

Less distributions paid:
From net investment income	(0.07)
From net realized gain on investments	(0.05)
Total distributions paid	(0.12)

Net Asset Value, End of Period / Year	$10.58

Total Return(2)	1.35%

Supplemental Data and Ratios:
Net assets at end of period / year (000’s)	$49,072
Ratio of expenses to average net assets:
Before waiver, expense recoupment(3)	0.78%
After waiver, expense recoupment(3)	0.78%
Ratio of net investment income to average net assets:
Before waiver, expense recoupment(3)	1.21%
After waiver, expense recoupment(3)	1.21%
Portfolio turnover rate(2)	17.29%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout the Period / Year

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
November 30,	November 30,	November 30,	November 30,	November 30,
2020	2019	2018	2017	2016
$10.40	$9.89	$9.98	$9.94	$10.13

0.14	0.15	0.11	0.07	0.05
0.20	0.50	(0.10)	0.16	(0.17)
0.34	0.65	0.01	0.23	(0.12)

(0.14)	(0.14)	(0.10)	(0.07)	(0.05)
(0.04)	—	—	(0.12)	(0.02)
(0.18)	(0.14)	(0.10)	(0.19)	(0.07)

$10.56	$10.40	$9.89	$9.98	$9.94

3.34%	6.59%	0.10%	2.35%	-1.10%

$48,940	$50,053	$45,068	$37,044	$37,742

0.77%	0.73%	0.76%	0.82%	0.77%
0.77%	0.73%	0.76%	0.85%	0.85%

1.35%	1.41%	1.07%	0.78%	0.62%
1.35%	1.41%	1.07%	0.75%	0.54%
18.47%	69.23%	36.05%	34.50%	59.79%

The accompanying notes are an integral part of these financial statements.

Rockefeller Funds
Notes to Financial Statements
May 31, 2021 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds (the “Funds”) are comprised of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, and Rockefeller Intermediate Tax Exempt National Bond Fund (each of which represents a distinct, diversified series with its own investment objective and policies within the Trust), and the Rockefeller Intermediate Tax Exempt New York Bond Fund (which represents a distinct, non-diversified series with its own investment objective and policies within the Trust). The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital.  The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital.  The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December 26, 2013 for Institutional Class shares. The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015 for Institutional Class shares.  Advisor Class shares of the Funds are authorized but are not currently offered for purchase.  Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were borne by the Adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation

Each equity security owned by the Funds that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued.  If a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If, on a particular day, an exchange-listed or NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2021 (Unaudited)

exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued.  “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities.  Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are generally valued at the mean in accordance with prices provided by a Pricing Service.  Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained.  Quotations will be valued at the mean between the bid and the offer.  In the absence of available quotations, the securities will be priced at fair value in accordance with the procedures approved by the Board of Trustees.

Municipal bonds are priced by a Pricing Service.  A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity.  Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value.  To the extent the inputs are based on observable inputs, municipal bonds would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

U.S. government notes/bonds are normally valued by a Pricing Service using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government notes/bonds are typically categorized in Level 2 of the fair value hierarchy.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2021 (Unaudited)

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained by the Trust’s Valuation Committee.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2021:

Rockefeller Equity Allocation Fund
	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$46,749,512	$32,998,469	$—	$79,747,981
Preferred Stock	123,867	196,739	—	320,606
Real Estate Investment Trusts	1,041,170	952,178	—	1,993,348
Total Equity Securities	47,914,549	34,147,386	—	82,061,935
Exchange Traded Funds	1,531,911	—	—	1,531,911
Money Market Fund	441,406	—	—	441,406
Total Investments in Securities	$49,887,866	$34,147,386	$—	$84,035,252

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2021 (Unaudited)

Rockefeller Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset-Backed Securities	$—	$3,384,104	$—	$3,384,104
Corporate Bonds	—	17,350,196	—	17,350,196
Mortgage Backed Securities	—	13,304,167	—	13,304,167
Municipal Bonds	—	13,858,748	—	13,858,748
U.S. Government Agency Issue	—	5,624,201	—	5,624,201
U.S. Government Note/Bond	—	14,237,693	—	14,237,693
Total Fixed Income Securities	—	67,759,109	—	67,759,109
Exchange Traded Funds	2,335,395	—	—	2,335,395
Money Market Fund	341,633	—	—	341,633
Total Investments in Securities	$2,677,028	$67,759,109	$—	$70,436,137

Rockefeller Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$—	$92,883,058	$—	$92,883,058
Total Fixed Income Securities	—	92,883,058	—	92,883,058
Money Market Fund	615,735	—	—	615,735
Total Investments in Securities	$615,735	$92,883,058	$—	$93,498,793

Rockefeller Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$—	$48,466,279	$—	$48,466,279
Total Fixed Income Securities	—	48,466,279	—	48,466,279
Money Market Funds	190,341	—	—	190,341
Total Investments in Securities	$190,341	$48,466,279	$—	$48,656,620

The Funds held no Level 3 securities during the six months ended May 31, 2021.  The Funds measure Level 3 activity as of the beginning and end of the six months.  For the six months ended May 31, 2021, the Funds did not have any significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended the (“Code”), necessary to qualify as regulated investment companies and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2021 (Unaudited)

(c) Distributions to Shareholders

The Funds will distribute net investment income and net capital gains, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may make additional distributions if deemed to be desirable at another time during the year.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share

.
(f) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund.  Expenses are recognized on an accrual basis. Common expenses are typically allocated evenly between the series of the Trust, or by other equitable means.

(g) Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on a high amortized cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Distributions received from the Funds’ investments in REITs are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gain or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after the tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. Changes to estimates will be recorded in the period they are known.  The distributions received from REIT securities that have been classified as income and

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2021 (Unaudited)

capital gains are included in dividend income and net realized gain on investments, respectively, on the Statement of Operations.  The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities.  Any discount or premium is accreted or amortized using the constant yield method until maturity, or where applicable, the first call date of the security. Constant yield amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

(3)	Federal Tax Matters

The tax character of distributions paid during the year ended November 30, 2020 was as follows:

			Rockefeller	Rockefeller
	Rockefeller		Intermediate	Intermediate
	Equity	Rockefeller	Tax Exempt	Tax Exempt
	Allocation	Core Taxable	National	New York
Distributions paid from:	Fund	Bond Fund	Bond Fund	Bond Fund
Ordinary Income	$569,911	$1,552,674	$307,360	$121,181
Tax-Exempt Income	—	—	1,523,143	692,065
Long Term Capital Gain	2,814,093	—	325,139	78,080
Total Distributions Paid	$3,384,004	$1,552,674	$2,155,642	$891,326

As of November 30, 2020, the components of accumulated earnings (losses) for income tax purposes were as follows:

			Rockefeller	Rockefeller
	Rockefeller		Intermediate	Intermediate
	Equity	Rockefeller	Tax Exempt	Tax Exempt
	Allocation	Core Taxable	National	New York
	Fund	Bond Fund	Bond Fund	Bond Fund
Cost basis of investments for
federal income tax purposes	$63,999,634	$68,166,202	$100,836,915	$46,458,273
Gross tax unrealized appreciation	23,586,024	5,102,473	5,695,486	2,207,328
Gross tax unrealized depreciation	(3,001,266)	400,716	(21,834)	(118,320)
Net tax unrealized appreciation	20,584,758	5,503,189	5,673,652	2,089,008
Undistributed ordinary income	—	248,070	77,838	84,375
Undistributed tax-exempt
ordinary income	—	—	292,130	125,194
Undistributed long-term gains	3,098,417	—	585,136	164,301
Total distributable earnings	3,098,417	248,070	955,104	373,870
Total other accumulated
gain/(loss)	—	(114,893)	(1)	—
Total accumulated gains	$23,683,175	$5,636,366	$6,628,755	$2,462,878

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and Passive Foreign Investment Company adjustments.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2021 (Unaudited)

At November 30, 2020, the Rockefeller Core Taxable Bond Fund had capital losses of $114,893 remaining which will be carried forward indefinitely to offset future realized capital gains. To the extent the Rockefeller Core Taxable Bond Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended November 30, 2020.

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of November 30, 2020.  Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in the fiscal year 2020.  As of November 30, 2020, the tax years 2017, 2018, 2019 and 2020 remain open to examination for the Funds.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rates of 0.85%, 0.35%, 0.35% and 0.35% of the average daily net assets of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund, respectively.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses through the expiration date listed below to the extent necessary to ensure that each Fund’s total annual operating expenses do not exceed each Fund’s Expense Limitation Cap, listed below, of the Fund’s average daily net assets (the “Expense Cap Limitation”).

	Expense
	Limitation Cap
	Institutional Class	Expiration Date
Rockefeller Equity Allocation Fund	1.25%	March 30, 2022
Rockefeller Core Taxable Bond Fund	0.85%	March 30, 2022
Rockefeller Intermediate Tax Exempt
National Bond Fund	0.85%	March 30, 2022
Rockefeller Intermediate Tax Exempt
New York Bond Fund	0.85%	March 30, 2022

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or reimbursement; or (2) the Expense Limitation Cap in place at the time of recovery; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of up to three years from the date such amount was waived or reimbursed. During the six months ended May 31, 2021, the Funds did not waive any expenses.

The Funds currently do not have any expenses eligible for recoupment.

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ Administrator under an

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2021 (Unaudited)

Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank National Association (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian.  The Trust’s Chief Compliance Officer is also an employee of Fund Services.  Fees and expenses incurred for the six months ended May 31, 2021, and owed as of May 31, 2021, were as follows:

Administration and Accounting	Incurred	Owed
Rockefeller Equity Allocation Fund	$69,679	$43,854
Rockefeller Core Taxable Bond Fund	$63,840	$32,208
Rockefeller Intermediate Tax Exempt National Bond Fund	$87,555	$45,208
Rockefeller Intermediate Tax Exempt New York Bond Fund	$45,200	$22,301

Pricing	Incurred	Owed
Rockefeller Equity Allocation Fund	$8,878	$4,613
Rockefeller Core Taxable Bond Fund	$3,577	$1,814
Rockefeller Intermediate Tax Exempt National Bond Fund	$7,184	$4,011
Rockefeller Intermediate Tax Exempt New York Bond Fund	$4,937	$2,755

Transfer Agency	Incurred	Owed
Rockefeller Equity Allocation Fund	$9,254	$4,410
Rockefeller Core Taxable Bond Fund	$9,230	$4,499
Rockefeller Intermediate Tax Exempt National Bond Fund	$10,160	$4,991
Rockefeller Intermediate Tax Exempt New York Bond Fund	$8,561	$4,233

Custody	Incurred	Owed
Rockefeller Equity Allocation Fund	$26,925	$8,104
Rockefeller Core Taxable Bond Fund	$2,558	$1,261
Rockefeller Intermediate Tax Exempt National Bond Fund	$2,829	$1,435
Rockefeller Intermediate Tax Exempt New York Bond Fund	$2,121	$982

CCO	Incurred	Owed
Rockefeller Equity Allocation Fund	$5,642	$2,832
Rockefeller Core Taxable Bond Fund	$5,642	$2,830
Rockefeller Intermediate Tax Exempt National Bond Fund	$5,642	$2,830
Rockefeller Intermediate Tax Exempt New York Bond Fund	$5,642	$2,830

The Funds each have a line of credit with US Bank (see Note 7).

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and US Bank.

Rockefeller Equity Allocation Fund

	Six Months Ended	Year Ended
	May 31, 2021	November 30, 2020
Shares Sold	64,553	906,492
Shares Reinvested	85,569	114,116
Shares Redeemed	(789,114)	(3,505,732)
Net Decrease	(638,992)	(2,485,124)

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2021 (Unaudited)

Rockefeller Core Taxable Bond Fund

	Six Months Ended	Year Ended
	May 31, 2021	November 30, 2020
Shares Sold	187,310	497,016
Shares Reinvested	28,135	71,524
Shares Redeemed	(291,898)	(755,902)
Net Decrease	(76,453)	(187,362)

Rockefeller Intermediate Tax Exempt National Bond Fund

	Six Months Ended	Year Ended
	May 31, 2021	November 30, 2020
Shares Sold	318,906	902,642
Shares Reinvested	47,136	62,548
Shares Redeemed	(1,352,186)	(853,484)
Net Increase/(Decrease)	(986,144)	111,706

Rockefeller Intermediate Tax Exempt New York Bond Fund

	Six Months Ended	Year Ended
	May 31, 2021	November 30, 2020
Shares Sold	188,843	434,051
Shares Reinvested	26,620	36,553
Shares Redeemed	(211,926)	(646,933)
Net Increase/(Decrease)	3,537	(176,329)

(6)	Investment Transactions

The aggregate securities transactions, excluding short-term investments, for the Funds for the six months ended May 31, 2021 are listed below.

			U.S.	U.S.
			Government	Government
			Securities	Securities
	Purchases	Sales	Purchases	Sales
Rockefeller Equity
Allocation Fund	$20,684,246	$32,688,615	$—	$—
Rockefeller Core
Taxable Bond Fund	$16,635,295	$18,169,686	$5,245,844	$4,321,983
Rockefeller Intermediate Tax
Exempt National Bond Fund	$13,986,293	$24,216,767	$—	$—
Rockefeller Intermediate Tax
Exempt New York Bond Fund	$8,573,903	$8,402,199	$—	$—

(7)	Line of Credit

As of May 31, 2021, the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund, and Rockefeller Intermediate Tax Exempt New York Bond Fund each had a line of credit in the amount of $10,000,000, $8,000,000, $8,500,000, and $4,000,000, respectively,

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2021 (Unaudited)

which all mature on August 7, 2021. These secured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest was accrued at the prime rate of 3.25%. The following table summarizes the line of credit activity for the Rockefeller Equity Allocation Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund during the six months ended May 31, 2021. The Rockefeller Core Taxable Bond Fund and Rockefeller Intermediate Tax Exempt National Bond Fund did not utilize their line of credit during the six months ended May 31, 2021. The Funds did not have any loans outstanding as of May 31, 2021.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Rockefeller Equity
Allocation Fund	1	$263,000	$24	$263,000	12/30/20
Rockefeller Intermediate
Tax Exempt New York
Bond Fund	1	$1,251,000	$113	$1,251,000	12/8/20

* Interest Expense is included with “Other expenses” on the Statements of Operations.

(8)	Recent Market Events

U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in related public health issues, business interruptions, growth concerns in the U.S. and overseas, temporary and permanent layoffs in the private sector, rising unemployment claims, and reduced consumer spending, all of which may lead to a substantial economic downturn or recession in the U.S. and global economies. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time.  These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

(9)	LIBOR

The London Interbank Offered Rate (“LIBOR”) is an interest-rate average calculated from estimates submitted by the leading banks in London. LIBOR represents the rate which banks may obtain short-term borrowings from each other. It is the primary interest rate benchmark for short-term interest rates around the world. Plans are underway to phase out the use of LIBOR between December 31, 2021 and June 30, 2023. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2021 (Unaudited)

the interest rate on certain investments of the Funds.  The expected discontinuation of LIBOR could have a significant impact on the financial markets, and may present a risk for certain market participants, including the risk that the transition from LIBOR to alternative interest rate benchmarks will not be orderly, will occur over various time periods or will have unintended consequences.

(10)	Subsequent Events

The Funds have evaluated events and transactions that have occurred subsequent to May 31, 2021 and determined there were no subsequent events that would require recognition or disclosure within the financial statements other than as described below.

On June 22, 2021, the Funds declared and paid distributions from ordinary income to shareholders of record as of June 21, 2021, as follows:

Ordinary Income
Rockefeller Equity Allocation Fund	$313,817
Rockefeller Core Taxable Bond Fund	$269,521
Rockefeller Intermediate Tax Exempt National Bond Fund	$309,773
Rockefeller Intermediate Tax Exempt New York Bond Fund	$139,012

On June 30, 2021, Foreside Financial Group, LLC (“Foreside”), the ultimate parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, and Lovell Minnick Partners, LLC (“LMP”) announced they had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”), a private equity firm specializing in financial and related business services companies. Genstar will acquire a majority stake in Foreside, and LMP will exit its investment in Foreside. The transaction is anticipated to close, subject to any necessary governmental and regulatory approvals, in the third quarter of 2021. Quasar will remain the Funds’ distributor at the close of the transaction, subject to Board approval.

Rockefeller Funds
Statement Regarding Liquidity Risk Management
(Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Trust for Professional Managers (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Rockefeller & Co. LLC (“Rockefeller”), the investment adviser to the Rockefeller Core Taxable Bond Fund, Rockefeller Equity Allocation Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund (the “Funds”), each a series of the Trust, have adopted and implemented a liquidity risk management program tailored specifically to each Fund (the “Adviser Program”). The Adviser Program seeks to promote effective liquidity risk management for each Fund and to protect Fund shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has approved Rockefeller as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator has further delegated administration of the Adviser Program to its Portfolio Analytics Group. The Program Administrator is required to provide a written annual report to the Board and the Trust’s Chief Compliance Officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of each Fund’s highly liquid investment minimum, if applicable, and any material changes to the Adviser Program.

On April 15, 2021, the Board reviewed the Program Administrator’s written annual report for the period July 1, 2020 through December 31, 2021 (the “Report”). The Report provided an assessment of each Fund’s liquidity risk: the risk that a Fund could not meet requests to redeem shares issued by a Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator has retained ICE Data Services, Inc., a third party vendor, to provide portfolio investment classification services, and the Report noted that the Funds primarily held investments that were classified as highly liquid during the review period. The Report noted that the Funds’ portfolios are expected to continue to primarily hold highly liquid investments and the determination that the each Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate and the Funds can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for a Fund’s and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Funds’ restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that each Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.

The Program Administrator determined that the Funds are reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

Rockefeller Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Rockefeller Funds
Additional Information
(Unaudited)

Tax Information

For the year ended November 30, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Rockefeller Equity Allocation Fund	100.00%
Rockefeller Core Taxable Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt National Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt New York Bond Fund	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended November 30, 2020 was as follows:

Rockefeller Equity Allocation Fund	79.79%
Rockefeller Core Taxable Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt National Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt New York Bond Fund	0.00%

For the year ended November 30, 2020, the percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Section 871(k)(2)(c) of the Code for the Funds was as follows:

Rockefeller Equity Allocation Fund	0.00%
Rockefeller Core Taxable Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt National Bond Fund	97.04%
Rockefeller Intermediate Tax Exempt New York Bond Fund	98.66%

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Code, the Rockefeller Equity Allocation Fund designated the following amounts as foreign taxes paid for the year ended November 30, 2020. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Distribution Derived
	Creditable Foreign	Per Share	From Foreign
	Tax Credit Paid	Amount	Sourced Income
Rockefeller Equity Allocation	142,574	0.021876819	71.62%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 855-369-6209.

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	22	Professor Emeritus	Trustee, Buffalo
615 E. Michigan St.		Term; Since		Department of	Funds
Milwaukee, WI 53202		August 22,		Accounting	an open-end
Year of Birth: 1955		2001		(June 2019–	investment
				present), Professor,	company
				Department of	(2003–2017);
				Accounting	Independent
				(2004–May 2019),	Trustee, USA
				Chair, Department	MUTUALS
				of Accounting	(an open-end
				(2004–2017),	investment
				Marquette University.	company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	22	Pilot,	Independent
615 E. Michigan St.		Term; Since		Frontier/Midwest	Trustee, USA
Milwaukee, WI 53202		August 22,		Airlines, Inc.	MUTUALS
Year of Birth: 1956		2001		(airline company)	(an open-end
				(1986–present).	investment
company with
two portfolios).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	22	President	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since		(2017–present),	Funds (an
Milwaukee, WI 53202	Trustee	August 22,		Chief Operating	open-end
Year of Birth: 1962		2001		Officer (2016–	investment
				2020), Executive	company)
				Vice President,	(2003–2017);
				(1994–2017),	Trustee, USA
				U.S. Bancorp	MUTUALS
				Fund Services,	(an open-end
				LLC.	investment
company)
(2001–2018).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,		Services, LLC
Year of Birth: 1957	Executive	2013		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present).
Principal
Financial
and
Accounting
Officer

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Compliance	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Officer,	Since		Services, LLC
Year of Birth: 1985	Vice	July 1,		(February 2017–
	President	2017		present); Vice
	and			President
	Anti-Money			and Assistant CCO,
	Laundering			Heartland Advisors,
	Officer			Inc. (December 2016–
January 2017); Vice
President and CCO,
Heartland Group, Inc.
(May 2016–November
2016); Vice President,
CCO and Senior Legal
Counsel (May 2016–
November 2016),
Heartland Advisors, Inc.

Jay S. Fitton	Secretary	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.		Term; Since		President,
Milwaukee, WI 53202		July 22,		U.S. Bancorp Fund
Year of Birth: 1970		2019		Services, LLC
(2019–present);
Partner, Practus, LLP
(2018–2019);
Counsel, Drinker
Biddle & Reath LLP
(2016–2018).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

Laura A. Caroll	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		August 20,		Bancorp Fund
Year of Birth: 1985		2018		Services, LLC
(2007–present).

*	Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

 (This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 855-369-6209. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records for the most recent 12-month period ended June 30 are available without charge, either upon request by calling the Funds toll free at 855-369-6209 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view the Part F of Form N-PORT reports, on the SEC’s website at http://www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, supplements and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-369-6209 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

ROCKEFELLER FUNDS

Investment Adviser	Rockefeller & Co. LLC
45 Rockefeller Plaza, 5th Floor
New York, New York 10111

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	111 South Wacker Drive
Chicago, Illinois 60606

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank National Association
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
111 East Kilbourn Avenue
Suite 2200
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of [directors/trustees].

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date     August 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date     August 9, 2021

By (Signature and Title)*  /s/ Jennifer Lima
   Jennifer Lima, Treasurer

Date     August 9, 2021

* Print the name and title of each signing officer under his or her signature.